WisdomTree Japan Hedged Tech, Media and Telecom Fund
WisdomTree Japan Hedged Tech, Media and Telecom Fund Fund Summary
Investment Objective
The WisdomTree Japan Hedged Tech, Media and Telecom Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Tech, Media and Telecom Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	WisdomTree Japan Hedged Tech, Media and Telecom Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WisdomTree Japan Hedged Tech, Media and Telecom Fund
Management Fees		0.48%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.48%
Fee Waivers		(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	[2]	0.43%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.43% through July 31, 2015, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
WisdomTree Japan Hedged Tech, Media and Telecom Fund	44	146

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide exposure to Japanese information technology, media and telecommunications companies as defined by WisdomTree Investments, Inc. (“WisdomTree Investments”), as index provider, while at the same time neutralizing exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Index was created by WisdomTree Investments utilizing a proprietary combination of sub-industry classifications from Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to determine membership for inclusion as an “information technology, media or telecommunications” company in the Index. In addition to stocks in the information technology sector as defined by S&P GICS, the following sub-industries, which are currently derived from either the consumer discretionary sector or telecommunication services sector as defined by S&P GICS, are included in the Index: wireless telecommunications services, media, photographic products, leisure products (video gaming related companies), internet and catalog retail, consumer electronics, and electronic components.

The Index consists of companies incorporated in Japan that trade primarily on Tokyo or Jasdaq Stock Exchanges. Securities are weighted by their float-adjusted market capitalization. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Shares held by control groups, public companies and government agencies are excluded. At the time of the Index’s annual rebalance, the maximum weight of any single security in the Index is capped at 10%. In response to market conditions, security weights may fluctuate above the specified cap between annual Index rebalance dates.

To be eligible for inclusion in the Index, a company must have: (i) a float-adjusted market capitalization of at least $500 million as of the Index screening date; (ii) an average daily trading volume of at least $100,000 for three months preceding the Index screening date; (iii) a calculated volume factor (the average daily trading volume for three months preceding the Index screening date divided by the weight of the security in the Index) that is greater than $200 million; and (iv) trading of at least either 250,000 shares per month or $25 million notional for each of the six months preceding the Index screening date. In the event that a company has a calculated volume factor that is less than $400 million as of the annual Index screening date, its weight in the Index will be reduced such that its weight equals its weight prior to the adjustment multiplied by a fraction of its calculated volume factor divided by $400 million.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure to Japan to adjust the value of the Japanese yen against the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Consumer Discretionary Investing Risk. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.
  Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.
  Derivatives Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.
  Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
  Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
  Information Technology Investing Risk. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
  Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
  Telecommunication Services Investing. The Fund may invest in companies in the telecommunication services sector. The telecommunication services sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance
The Fund is new and therefore does not have a performance history.